Cover	Jun. 19, 2026
Document Information Line Items
Entity Registrant Name	BT BRANDS, INC.
Entity Central Index Key	0001718224
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 19, 2026
Entity File Number	000-56113
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	90-1495764
Entity Address Address Line 1	30 N Gould St Ste 12358
Entity Address City Or Town	Sheridan
Entity Address State Or Province	WY
Entity Address Postal Zip Code	82801
City Area Code	307
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	223-1663
Common Share [Member]
Document Information Line Items
Security 12b Title	Common Stock
Trading Symbol	BTBD
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information Line Items
Security 12b Title	Warrants
Trading Symbol	BTBDW
Security Exchange Name	NASDAQ